INVESTMENT IN EQUITY INSTRUMENTS	12 Months Ended
Nov. 30, 2020
Ranges Of Exercise Prices For Otstanding Share Options 16.29 [Member]
INVESTMENT IN EQUITY INSTRUMENTS

11. INVESTMENT IN EQUITY INSTRUMENTS

Until February 28, 2019, the Company accounted for the investment in Waterproof (Note 10) using the equity method of accounting resulting in a carrying value of $587,274 at March 1, 2019, however, the Company no longer exerts significant influence over Waterproof’s operating activities resulting in the investment being reclassified as FVTPL.

The fair value as at March 1, 2019 was determined to be $1,649,362 resulting in a gain of $1,062,088 on derecognition from the equity accounting carrying value.

As at November 30, 2020, the value of Waterproof’s common shares was estimated to be $3,845,598 (2019 - $1,551,324) resulting in an unrealized gain on equity instruments of $2,383,004 (2019 - $953,961).  The cumulative currency translation adjustment as at November 30, 2020 was $(78,640) (2019 - $10,089).

The following table is a reconciliation of the investment in Waterproof:

	2020	2019
	$	$
Balance, beginning of year	1,551,324	-
Recognition from investment in associates (Note 10)	-	587,274
Change in fair value	2,383,004	953,961
Currency translation adjustment	(88,730)	10,089

Balance, end of year	3,845,598	1,551,324